May 3, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Subject:   Nationwide VLI Separate Account-7 of
 Nationwide Life Insurance Company
 SEC File No. 333-121879
 CIK No. 0001299473

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-7 (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 5 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2006.

Please contact the undersigned at (614) 677-8212 with any questions regarding this filing.

Sincerely,
NATIONWIDE LIFE INSURANCE COMPANY

/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Variable Products Securities Counsel
Nationwide Life Insurance Company

cc: file